Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible assets
5.12 Intangible assets
Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over their estimated useful lives, generally three to six years.
Costs associated with developing or maintaining computer software programs are recognized as expenses when they were incurred.
The costs of computer software subject to a software as a service agreement (SaaS) are recognized as expenses when they are incurred.
Acquired research and development technology and projects
Acquired research and development technology projects are capitalized. Amortization of the intangible asset over its useful life starts when the product has been fully developed and is ready for use. These costs are amortized on a straight-line basis over their useful lives. This useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years, which is based on the patent life and technological replacement of a newer vaccine generation.
Development costs
Research expenses are recognized as expenses when incurred. Development expenses incurred on clinical projects (related to the design and testing of new or significantly improved products) are recognized as intangible assets when the following criteria have been fulfilled:
•it is technically feasible to complete the intangible asset so that it will be available for use or sale;
•management intends to complete the intangible asset and to utilize or sell it;
•there is an ability to utilize or sell the intangible asset;
•it can be demonstrated how the intangible asset will generate probable future economic benefits;
•adequate technical, financial, and/or other resources to complete the development and to utilize or sell the intangible asset are available; and
•the expenditure attributable to the intangible asset during its development can be reliably measured.

Other development expenditures that do not meet these criteria are recognized as expenses when they are incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life, generally 10 - 15 years. In 2023 and 2022, no development costs were capitalized.
Amortization
Amortization of intangible assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
•Software                        3 - 6 years
•Acquired R&D technology and projects         1 - 24 years
•Development costs                1 - 15 years

The useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years (with a remaining useful life period of 9 years) which is based on estimated period where Valneva benefits from the patent.

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	585	26,731	1,394	—	28,711
Additions	85	—	—	—	85
Amortization charge	(420)	(2,683)	(160)	—	(3,262)
Exchange rate differences	4	24	4	—	33
CLOSING NET BOOK VALUE	255	24,073	1,239	—	25,567
AS AT DECEMBER 31, 2023
Cost	6,368	80,562	7,314	—	94,244
Accumulated amortization and impairment	(6,113)	(56,489)	(6,075)	—	(68,677)
CLOSING NET BOOK VALUE	255	24,073	1,239	—	25,567

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2022
Opening net book value	1,217	29,768	1,581	134	32,700
Additions	201	1	—	—	201
Amortization charge	(792)	(2,957)	(171)	—	(3,920)
Disposals	—	—	(2)	(125)	(127)
Exchange rate differences	(41)	(80)	(14)	(9)	(144)
CLOSING NET BOOK VALUE	585	26,731	1,394	—	28,711
AS AT DECEMBER 31, 2022
Cost	6,240	80,514	7,304	—	94,058
Accumulated amortization and impairment	(5,655)	(53,783)	(5,910)	—	(65,347)
CLOSING NET BOOK VALUE	585	26,731	1,394	—	28,711
As at December 31, 2023 and December 31, 2022, there were no acquired research and development technology project assets with a definite useful life which are not yet amortized.
Significant intangible assets (included in acquired R&D technology and projects as well as in development costs) with definite useful life are comprised primarily of the already commercialized vaccine against Japanese encephalitis (IXIARO) with acquisition costs amounting to €78.8 million (December 31, 2022: €78.7 million) and a net book value amounting to €25.0 million (December 31, 2022: €27.7 million).
For impairment test, see Note 5.15.